Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventories [Abstract]
Raw materials	$ 118
Indirect materials	60
Inventory in transit	50
Work in process	758
Finished goods	447
Merchandise	186
Inventory reserve	(120)
Total inventory, net of provision	$ 1,499